SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	2,751,584
Weighted Average Remaining Contractual Life (years)	4 years 2 months 9 days
Weighted average exercise price	$ 24.59
Options exercisable as of December 31, 2015 | shares	849,528
Weighted average exercise price of options exercisable	$ 25.50
0.26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	1,080,208
Weighted Average Remaining Contractual Life (years)	4 years 5 months 1 day
Weighted average exercise price	$ 0.26
Options exercisable as of December 31, 2015 | shares	237,165
Weighted average exercise price of options exercisable	$ 0.26
Range of exercise price, lower	$ 0.26
0.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	6,361
Weighted Average Remaining Contractual Life (years)	3 years 8 months 9 days
Weighted average exercise price	$ 0.69
Options exercisable as of December 31, 2015 | shares	6,361
Weighted average exercise price of options exercisable	$ 0.69
Range of exercise price, lower	$ 0.69
4.24-6.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	3,381
Weighted Average Remaining Contractual Life (years)	5 months 23 days
Weighted average exercise price	$ 5.16
Options exercisable as of December 31, 2015 | shares	3,381
Weighted average exercise price of options exercisable	$ 5.16
Range of exercise price, lower	4.88
Range of exercise price, upper	$ 6.87
6.87-9.64 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	736
Weighted Average Remaining Contractual Life (years)	2 years 6 months 26 days
Weighted average exercise price	$ 9.08
Options exercisable as of December 31, 2015 | shares	736
Weighted average exercise price of options exercisable	$ 9.08
Range of exercise price, lower	10.28
Range of exercise price, upper	$ 14.60
10.69-15.96 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	14,422
Weighted Average Remaining Contractual Life (years)	2 years 11 months 23 days
Weighted average exercise price	$ 16.61
Options exercisable as of December 31, 2015 | shares	14,422
Weighted average exercise price of options exercisable	$ 13.61
Range of exercise price, lower	16.60
Range of exercise price, upper	$ 21.41
17.72-26.09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	9,552
Weighted Average Remaining Contractual Life (years)	2 years 6 months 11 days
Weighted average exercise price	$ 20.88
Options exercisable as of December 31, 2015 | shares	9,552
Weighted average exercise price of options exercisable	$ 20.88
Range of exercise price, lower	25.01
Range of exercise price, upper	$ 37.12
28.21-40.32 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	1,188,524
Weighted Average Remaining Contractual Life (years)	3 years 7 months 17 days
Weighted average exercise price	$ 36.72
Options exercisable as of December 31, 2015 | shares	562,911
Weighted average exercise price of options exercisable	$ 35.88
Range of exercise price, lower	37.86
Range of exercise price, upper	$ 40.32
49.08-65.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2015 | shares	448,400
Weighted Average Remaining Contractual Life (years)	5 years 3 months 4 days
Weighted average exercise price	$ 52.00
Options exercisable as of December 31, 2015 | shares	15,000
Weighted average exercise price of options exercisable	$ 65.41